Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
NOTE 13	-	STOCKHOLDERS' EQUITY

A.	Share capital

1.	Composition:

December 31, 2011 and 2010	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.
Since May 1998, the Company has been trading its shares on the Tel-Aviv Stock Exchange ("TASE").  On September 2005, the Company registered its Ordinary shares for trade in the United States.  On that day, the Company issued 4,256,000 shares for an aggregate price of US$ 55.3 million before issuance expenses (including 416,000 shares which were sold to the underwriters).

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

4.
On July 17, 2006, the Board of Directors of the Company authorized the repurchase of ordinary shares up to US$ 10 million.  On January 24, 2008 the Company's board of directors authorized an increase of an additional $10 million.  On May 20, 2008, the Company's board of directors authorized another increase of additional $10 million up to an aggregate amount of $30 million.

During the years 2006-2008, the Company has repurchased 2,507,314 ordinary shares (of which 924,433 ordinary shares were purchased by its subsidiary, Ituran Cellular Communication Ltd. which in May 2011 were repurchased by the Comapny) for an aggregate amount of US$ 27.1 million.

5.	As of December 31, 2011, 2010 and 2009, 10.7% of the share capital of the Company is held by the Group as treasury shares.

6.	Shares of the Company held by the Group have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company's shares acquired by the Company and its subsidiaries (that are presented as a separate item in the statement of changes in stockholders' equity) must be deducted from the amount of retained earnings.

2.
On January 2004, the board of directors of the Company approved its dividend distribution policy whereby the Company would distribute annually 25% of its net income on the basis of the results of the Company each year, on condition that such distribution would not prevent the Company from meeting its existing and future commitments when they come due.

3.
On November 2009, the board of directors of the Company revised the dividend policy to provide for an annual dividend distribution in an amount not less than 50% of its net income on the basis of the results of the Company each year, on condition that such distribution would not prevent the Company from meeting its existing and future commitments when they come due.

4.
On February 21, 2012, the board of directors of the Company revised its dividend policy so that their dividends will be declared and distributed on a quarterly basis in an amount not less than 50% of their net profits, calculated on the basis of the interim financial statements.

5.	Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel may be converted into dollars on the basis of the exchange rate prevailing at the date of payment.

B.	Retained earnings (cont.)

6.	In April 2009, the Company distributed a dividend of approximately US$ 3.6 million (NIS 15.5 million) on the basis of the results of the company for the year ended December 31, 2008.

7.
In April 2010, the Company declared a dividend of approximately US$ 31.6 million (NIS 117.2) on the basis of the results of the company for the year ended December 31, 2009. The dividend was paid in April 2010.

8.	In March 2011, the Company declared a dividend in the amount of 1.00 US dollar per share, totaling approximately US$ 21.8 million (NIS 78.8 million). The dividend was paid in April 2011.

9.	In March 2012, the Company declared a dividend in the amount of US$ 1.23 per share, totaling approximately US$ 25.8 million (NIS 96 million). The dividend was paid in April 2012.

10.	Dividends paid per share in the years ended December 31, 2011, 2010 and 2009 were US$ 1.04, US$ 1.5 and US$ 0.17, respectively.